As filed with the Securities and Exchange Commission on March 27, 2015

Securities Act File No. 333-129930

Investment Company Act File No. 811-21836

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 27	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 31	[X]

(Check appropriate box or boxes)

INDEX FUNDS

(Exact Name of Registrant as Specified in Charter)

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 800-788-5680

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Copy to:

S. Lee Terry, Jr., Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, Colorado 80202

It is proposed that this filing will become effective:

( )	immediately upon filing pursuant to paragraph (b)
(X)	on April 10, 2015 pursuant to paragraph (b)

( )	60 days after filing pursuant to paragraph (a)(i)
( )	on [date] pursuant to paragraph (a)(i)

( )	75 days after filing pursuant to paragraph (a)(ii)
( )	on [date] pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

(X)	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until April 10, 2015 the effectiveness of the Registrant’s Post-Effective Amendment 14 filed on July 11, 2014.

This Post-Effective Amendment No. 27 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment 14 to the Registrant’s Registration Statement, filed on July 11, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

Pursuant to the requirement of the Securities Exchange Act of 1933 Act, this post-effective amendment No. 27 to the registration statement Form N-1A has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer)

March 27, 2015
Date

/s/ Michael G. Willis
Michael G. Willis
(Principal Financial Officer)

March 27, 2015
Date

/s/ Kevin J. Trigueiro
Kevin J. Trigueiro*
(Trustee)
March 27, 2015
Date

/s/ Lance J. Baller
Lance J. Baller*
(Trustee)
March 27, 2015
Date

/s/ Lance Coles
Lance Coles*
(Trustee)
March 27, 2015
Date

*By:	/s/ Michael G. Willis
Michael G. Willis, Attorney-in-fact under powers of attorney.